Related Party Loan (Details) - USD ($)		1 Months Ended
	Dec. 02, 2015	May 26, 2016	Mar. 17, 2016
Related Party Loan (Textual)
Secured term loan		$ 1,000,000
Interest rate	12.00%	12.50%	12.00%
Warrant term	5 years	5 years	5 years
Warrants issued to purchase shares		1,000,000
Warrant exercise price	$ 0.35	$ 0.40	$ 0.40
Maturity date	Dec. 01, 2016	May 26, 2017	Apr. 21, 2016